RELATED PARTY TRANSACTIONS - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 $ / MWh
Power purchase agreement Great Lakes Holding America [Member]
Disclosure of detailed information about borrowings [line items]
Power Purchase Agreement, Term					20 years
Brookfield Asset Management
Disclosure of detailed information about borrowings [line items]
Interest expense | $	$ 12	$ 0	$ 12	$ 1
Parent [member] | Power purchase agreement Great Lakes Holding America [Member]
Disclosure of detailed information about borrowings [line items]
Electricity Prices | $ / MWh					37
Annual Increment As Percent Of CPI					20.00%